PRINCIPAL ACCOUNTING POLICIES - Treasury stock (Details) - American Depositary Shares [Member] shares in Millions, $ in Millions	Dec. 31, 2023 USD ($) shares
Equity, Class of Treasury Stock [Line Items]
Treasury stock | $	$ 224
Total gross consideration | shares	6.8